As filed with the Securities and Exchange Commission on September 26, 2012
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No. ____ |_|
Post-Effective Amendment No. 41 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
Amendment No. 42 |X|

(Check appropriate box or boxes)

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

928 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(877) 726-8842
(Registrant's Telephone Number, including Area Code)

BENJAMIN D. WIESENFELD, ESQ.
Scout Funds
928 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

JESSICA A. SCHUBEL
Scout Funds
928 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on October 10, 2012 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Scout Emerging Markets Fund series of the Registrant.  No other information relating to any other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 41/42 to the Registration Statement for Scout Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 38/39 (“PEA 38/39”), which was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) on July 13, 2012 (Accession Number 0001450791-12-000158), relating to the Scout Emerging Market Fund series of the Registrant.  Accordingly, the prospectus and statement of additional information of the Registrant as filed on Form N-1A (Nos. 333-96461 and 811-09813) in PEA 38/39 are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 41/42 is intended to become effective on October 10, 2012.

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS:

(a)           Articles of Incorporation

(1)
Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on February 9, 2000 (Accession No. 0001105128-00-000004) (“Initial Registration Statement”) and incorporated herein by reference.

(2)
Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(3)
Officer’s Certificate evidencing the establishment and designation of the Scout Small Cap Fund series effective January 24, 2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2001 (Accession No. 0000904280-01-500009) and incorporated herein by reference.

(4)
Officer’s Certificate evidencing the establishment and designation of the Scout Stock Fund, the Scout International Fund and the Scout Bond Fund series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 (Accession No. 0000948221-05-000006) and incorporated herein by reference.

(5)
Officer’s Certificate evidencing the establishment and designation of the Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit 99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on August 18, 2006 (Accession No. 0000909012-06-000926) (“PEA No. 10”) and incorporated herein by reference.

(6)
Officer’s Certificate evidencing the establishment and designation of the Scout International Discovery Fund series of the Registrant effective October 16, 2007, previously filed as Exhibit 99.a.7 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed on October 17, 2007 (Accession No. 0001386893-07-000084) (“PEA No. 14”) and incorporated herein by reference.

(7)
Officers' Certificate evidencing the amendment to the Registrant's Agreement and Declaration of Trust to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" previously filed as Exhibit 99.a.9 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2009 (Accession No. 0000909012-09-001316) (“PEA No. 20”) and incorporated herein by reference.

(8)	Certificate of Amendment to the Certificate of Trust of the Registrant, dated July 1, 2009, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(9)
Officer’s Certificate evidencing the establishment and designation of the Scout Core Plus Bond Fund series of the Registrant, and the re-designation and creation of share classes of the Scout Core Bond Fund series of the Registrant, previously filed as Exhibit 99.a.11 to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on March 11, 2011 (Accession No. 0001450791-11-000045) (“PEA No. 25”) and incorporated herein by reference.

(10)
Officer’s Certificate evidencing the establishment and designation of the Scout Global Equity Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2011 (Accession No. 0001450791-11-000119) (“PEA No. 30”) and incorporated herein by reference.

(11)
Officer’s Certificate evidencing the establishment and designation of the Scout Unconstrained Bond Fund series of the Registrant, previously filed as Exhibit 99.a.13 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2011 (Accession No. 0001450791-11-000205) (“PEA No. 33”) and incorporated herein by reference.

(12)
Officer’s Certificate evidencing the establishment and designation of the Scout Low Duration Bond Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 24, 2012 (Accession No. 0001450791-12-000195) (PEA No. 39”) and incorporated herein by reference.

(b)           By-laws

(1)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(2)
Officers' Certificate evidencing the amendment to the By-Laws of the Registrant to reflect the change in the name of the Registrant from "UMB Scout Funds" to "Scout Funds" effective July 1, 2009, previously filed as Exhibit 99.b.2 to PEA No. 20 and incorporated herein by reference.

(c)           Instruments Defining Rights of Security Holders

(1)	Declaration of Trust.

ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and incorporated herein by reference.

(2)	By-Laws.

ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(d)           Investment Advisory Contracts

(1)
Investment Advisory Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005 (Accession No. 0000948221-05-000246) (“PEA No. 9”) and incorporated herein by reference.

(2)	Amended and Restated Exhibits A and B to the Investment Advisory Agreement, previously filed as Exhibit 99.d.2 to PEA No. 39 and incorporated herein by reference.

(3)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.d.9 to PEA No. 33 and incorporated herein by reference.

(4)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Global Equity Fund, previously filed as Exhibit 99.d.10 to PEA No. 33 and incorporated herein by reference.

(5)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Unconstrained Bond Fund, previously filed as Exhibit 99.d.11 to PEA No. 33 and incorporated herein by reference.

(6)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Stock Fund, Scout Mid Cap Fund and Scout International Discovery Fund, previously filed as Exhibit 99.d.6 to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (Accession No. 0001137439-11-000263) and incorporated herein by reference.

(7)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Low Duration Bond Fund, previously filed as Exhibit 99.d.7 to PEA No. 39 and incorporated herein by reference.

(e)           Underwriting Contracts

(1)
Amended and Restated Distribution Agreement between UMB Distribution Services, LLC (“Distributor”) and the Registrant dated April 1, 2010 (the “Distribution Agreement”), previously filed as Exhibit 99.e.1 to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2010 (Accession No. 0001144204-10-056157) (“PEA No. 23”) and incorporated herein by reference.

(2)	Fifth Amended and Restated Schedule A to the Amended and Restated Distribution Agreement, previously filed as Exhibit 99.e.2 to PEA No. 39 and incorporated herein by reference.

(f)           Bonus or Profit Sharing Contracts

Not Applicable.

(g)           Custodian Agreements

(1)
Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”) dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit 99.g.1 to PEA No. 10 and incorporated herein by reference.

(A)
Amendment to the Custody Agreement dated as of July 2, 2001, previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2004 (Accession No. 0000948221-04-000443) (“PEA No. 6”) and incorporated herein by reference.

(B)	Revised Appendix B to the Custody Agreement, previously filed as Exhibit 99.g.1.B to PEA No. 39 and incorporated herein by reference.

(2)
Rule 17f-5 Delegation Agreement by and between UMB Bank and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2003 and incorporated herein by reference.

(A)	Amended and Revised Appendix to Rule 17f-5 Delegation Agreement, previously filed as Exhibit 99.g.2.A to PEA No. 39 and incorporated herein by reference.

(h)           Other Material Contracts

(1)           Transfer Agency Agreement.

(A)
Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

(B)
Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) ("PEA No. 15") and incorporated herein by reference.

(C)	SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007, previously filed as Exhibit 99.h.1.D to PEA No. 15 and incorporated herein by reference.

(D)	Tenth Amended and Restated Schedule A to the Transfer Agency Agreement, previously filed as Exhibit 99.h.1.D to PEA No. 39 and incorporated herein by reference.

(2)	Inbound Call Management and Fulfillment Services Agreement.

(A)
Inbound Call Management and Fulfillment Services Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment Agreement”), previously filed as Exhibit 99.h.2 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed on October 30, 2001 and incorporated herein by reference.

(B)	Amendment Number One to the Call Management and Fulfillment Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to PEA No. 6 and incorporated herein by reference.

(C)	Tenth Amended and Restated Schedule A to the Inbound Call Management and Fulfillment Agreement, previously filed as Exhibit 99.h.2.C to PEA No. 39 and incorporated herein by reference.

(3)	Administration and Fund Accounting Agreement.

(A)
Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

(B)	Tenth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.B to PEA No. 39 and incorporated herein by reference.

(C)	Second Amended and Restated Schedule B to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.C to PEA No. 33 and incorporated herein by reference.

(D)	Fifth Amended and Restated Schedule C to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.D to PEA No. 39 and incorporated herein by reference.

(4)	Retirement Plan Agreement

(A)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(B)	Amended and Restated Appendix A to the Retirements Plan Agreement dated July 1, 2010, previously filed as Exhibit 99.h.4.B to PEA No. 23 and incorporated herein by reference.

(5)	Class Y Shareholder Servicing Plan on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.h.5 to PEA No. 33 and incorporated herein by reference.

(6)	Administrative Services Agreement.
(A)
Administrative Services Agreement dated April 1, 2012 by and between Scout Investments, Inc. and the Registrant, previously filed as Exhibit 99.h.6.A to PEA No. 39 and incorporated herein by reference.

(B)	Amended and Restated Schedules A and B to the Administrative Services Agreement, previously filed as Exhibit 99.h.6.B to PEA No. 39 and incorporated herein by reference.

(i)           Legal Opinion

(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant, previously filed as Exhibit 99.i.1 to PEA No. 39 and incorporated herein by reference.

(j)           Other Opinions

(1)
Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.1 to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, filed on July 15, 2011 (Accession No. 0001450791-11-000132) (“PEA No. 31”), and incorporated herein by reference.

(2)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.2 to PEA No. 39 and incorporated herein by reference.

(k)           Omitted Financial Statements

Not Applicable.

(l)            Initial Capital Agreements

Not Applicable.

(m)          Rule 12b-1 Plan

(1)
Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 33 and incorporated herein by reference.

 (n)           Rule 18f-3 Plan

(1)
Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.n.2 to PEA No. 33 and incorporated herein by reference.

(p)           Code of Ethics

(1)
Fiduciary Services - Code of Ethics applicable to Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant, as amended September 30, 2010, previously filed as Exhibit 99.p.1 to PEA No. 23 and incorporated herein by reference.

(2)
Amended and Restated Code of Ethics of the Distributor, previously filed as Exhibit 99.p.2 to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2011 (Accession No. 0001450791-11-000063) (“PEA No. 27”) and incorporated herein by reference.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 30.                      INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful.  The By-Laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

(a)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c)           Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws:

(a)           A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)); or

(b)           A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

None

ITEM 32.                      PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for:

Cheswold Lane Funds
Commonwealth International Series Trust
Giant 5 Funds
Green Century Funds
The Marsico Investment Fund

The SteelPath MLP Funds Trust
The Westport Funds
Vericimetry Funds
Ziegler Lotsoff Capital Management Investment Trust

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Robert J. Tuszynski 803 West Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 West Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 West Michigan Street Milwaukee, WI 53233	Secretary	None

Karen Fay Luedtke 803 West Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)	The Distributor does not receive any remuneration or compensation from the Fund for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 34.                      MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.                      UNDERTAKINGS:

Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 26th day of September, 2012.

Scout Funds

By:  /s/ Andrew J. Iseman
Andrew J. Iseman, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Andrew J. Iseman	President	September 26, 2012
Andrew J. Iseman

/s/ Scott A. Betz	Treasurer	September 26, 2012
Scott A. Betz

/s/ Eric T. Jager	Trustee	September 26, 2012
Eric T. Jager*

/s/ William E. Hoffman	Trustee	September 26, 2012
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	September 26, 2012
Stephen F. Rose*

/s/ Andrea F. Bielsker	Trustee	September 26, 2012
Andrea F. Bielsker*

/s/ Charlotte T. Petersen	Trustee	September 26, 2012
Charlotte T. Petersen*

/s/ Allen R. Strain	Trustee	September 26, 2012
Allen R. Strain*

*By:
/s/ Benjamin D. Wiesenfeld
Benjamin D. Wiesenfeld
Attorney-in-Fact
(Pursuant to Powers of Attorney, previously filed with Post-Effective Amendments Nos. 31 and 39 to the Registrant’s Registration Statement and incorporated herein by reference)